Other reserves	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Other reserves
28. Other reserves
Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve £m	Hedging reserve[1] £m	Translation reserve[1] £m	Total other reserves £m
Balance at 1 January 2019	2.7	(236.4)	—	1,196.1	962.4
Restatement[2]	—	—	—	(4.8)	(4.8)
Restated balance at 1 January 2019	2.7	(236.4)	—	1,191.3	957.6
Exchange adjustments on foreign currency net investments	—	—	—	(607.1)	(607.1)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	—	—	—	(284.0)	(284.0)
Share cancellations	0.5	—	—	—	0.5
Recognition and remeasurement of financial instruments	—	10.6	—	—	10.6
Share purchases – close period commitments	—	(252.3)	—	—	(252.3)
Balance at 31 December 2019	3.2	(478.1)	—	300.2	(174.7)
Exchange adjustments on foreign currency net investments	—	—	—	85.2	85.2
Gain on net investment hedges	—	—	—	9.7	9.7
Loss on cash flow hedges	—	—	(5.9)	—	(5.9)
Share of other comprehensive loss of associate undertakings	—	—	—	(61.5)	(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	—	—	—	(20.6)	(20.6)
Share cancellations	3.2	—	—	—	3.2
Recognition/derecognition of liabilities in respect of put options	—	103.5	—	—	103.5
Share purchases – close period commitments	—	252.3	—	—	252.3
Balance at 31 December 2020	6.4	(122.3)	(5.9)	313.0	191.2
Exchange adjustments on foreign currency net investments	—	—	—	(94.7)	(94.7)
Gain on net investment hedges	—	—	—	45.5	45.5
Loss on cash flow hedges	—	—	(38.0)	—	(38.0)
Share of other comprehensive income of associate undertakings	—	—	—	7.3	7.3
Share cancellations	7.2	—	—	—	7.2
Recognition/derecognition of liabilities in respect of put options	—	(242.7)	—	—	(242.7)
Share purchases – close period commitments	—	(211.7)	—	—	(211.7)
Balance at 31 December 2021	13.6	(576.7)	(43.9)	271.1	(335.9)
Notes
[1]Prior year figures have been re-presented to separately disclose the hedging reserve included previously within the translation reserve.
[2]Other reserves and retained earnings have been restated for the impact of a tax restatement, as described in the accounting policies.
The equity reserve primarily relates to the recognition of liabilities in respect of put options agreements entered into by the Group as part of a business combination that allows non-controlling shareholders to sell their shares to the Group in the future. During 2021, the Company entered into an agreement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was also recognised as a movement in the equity reserve in the year ended 31 December 2021.
The hedging reserve comprises the effective portion of the cumulative net change in fair value of cash flow hedges.
The translation reserve contains the accumulated gains/(losses) on currency translation of foreign operations arising on consolidation and fair value gains/(losses) on net investment hedges.
The translation reserve comprises:

	2021 £m	2020 £m	2019 £m
Balance relating to continuing net investment hedges	(2.3)	9.7	—
Balance relating to discontinued net investment hedges	(85.0)	(142.5)	(142.5)
Balance related to retranslation of foreign currency net investments	358.4	445.8	442.7
	271.1	313.0	300.2